Deposits - Maturities of Fixed-Rate Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Time Deposits $250,000 and Over [Member]
Time Deposits By Maturity [Line Items]
2015	$ 4,452
2016	3,537
2017	1,876
Total	9,865
Other Time Deposits [Member]
Time Deposits By Maturity [Line Items]
2015		49,311
2016		26,405
2017		6,605
2018		956
2019		875
Thereafter		142
Total		$ 84,294